(21) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total possible losses	R$ 7,106,055	R$ 6,377,188
Labor [Member]
Statement Line Items [Line Items]
Total possible losses	R$ 686,538	668,005
Main reasons for claims	Work accidents, risk premium for dangerousness at workplace and overtime
Civil [Member]
Statement Line Items [Line Items]
Total possible losses	R$ 1,178,671	1,004,279
Main reasons for claims	Personal injury, environmental impacts and overfed tariffs
Tax [Member]
Statement Line Items [Line Items]
Total possible losses	R$ 5,100,151	4,611,077
Main reasons for claims	ICMS, FINSOCIAL, PIS, COFINS, Social Contributions and Income tax
Others [Member]
Statement Line Items [Line Items]
Total possible losses	R$ 140,695	R$ 93,827
Main reasons for claims	Technical, commercial and economic-financial supervisions